Leases (Narrative) (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Oct. 31, 2023 USD ($)
Lessee, Operating Leases
Lessee, Operating Lease, Description	The Company has operating leases for buildings, land, telecommunication services, and rail cars. Emera’s leases have remaining lease terms of 1 year to 61 years, some of which include options to extend the leases for up to 65 years. These options are included as part of the lease term when it is considered reasonably certain they will be exercised.
Lessee, Operating Lease, Option to Extend	The Company has operating leases for buildings, land, telecommunication services, and rail cars. Emera’s leases have remaining lease terms of 1 year to 61 years, some of which include options to extend the leases for up to 65 years. These options are included as part of the lease term when it is considered reasonably certain they will be exercised
Lessee, Operating Lease, Existence of Option to Extend [true false]	true
Lease, Expense	$ 123	$ 127
Variable costs for power generation facility finance leases	$ 112	$ 119
Renewable Natural Gas Facility [Member]
Lessor, Direct finance and sales-type leases
Lessor, sales-type lease, term of contract			15 years
Lessor Sales Type Lease Assumptions And Judgments Value Of Underlying Asset Amount			$ 35
Minimum
Lessee, Operating Leases
Lessee, Operating Lease, Remaining Lease Term	1 year
Maximum
Lessee, Operating Leases
Lessee, Operating Lease, Remaining Lease Term	61 years
Lessee, Operating Lease, Renewal Term	65 years